Nature and extent of risks arising from financial instruments - Summary of Credit Exposure Associated With on-and Off-balance Sheet Financial Instruments (Detail) - Credit risk [member] - CAD ($)
$ in Millions
	Oct. 31, 2023	Oct. 31, 2022
On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 1,365,508	$ 1,318,114
On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	1,219,713	1,159,435
On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	145,795	158,679
Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	894,614	815,787
Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	754,496	695,869
Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	140,118	119,918
Canada [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 825,480	$ 791,471
Maximum exposure to credit risk	60.00%	60.00%
Canada [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 798,259	$ 759,037
Maximum exposure to credit risk	66.00%	65.00%
Canada [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 27,221	$ 32,434
Maximum exposure to credit risk	19.00%	20.00%
Canada [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 513,071	$ 477,829
Maximum exposure to credit risk	57.00%	59.00%
Canada [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 427,849	$ 398,719
Maximum exposure to credit risk	56.00%	57.00%
Canada [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 85,222	$ 79,110
Maximum exposure to credit risk	61.00%	66.00%
United States [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 331,368	$ 299,657
Maximum exposure to credit risk	24.00%	23.00%
United States [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 294,670	$ 263,736
Maximum exposure to credit risk	24.00%	23.00%
United States [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 36,698	$ 35,921
Maximum exposure to credit risk	25.00%	23.00%
United States [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 282,808	$ 237,471
Maximum exposure to credit risk	32.00%	29.00%
United States [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 252,071	$ 223,624
Maximum exposure to credit risk	33.00%	32.00%
United States [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 30,737	$ 13,847
Maximum exposure to credit risk	22.00%	12.00%
Europe [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 144,043	$ 160,556
Maximum exposure to credit risk	11.00%	12.00%
Europe [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 76,637	$ 87,671
Maximum exposure to credit risk	6.00%	8.00%
Europe [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 67,406	$ 72,885
Maximum exposure to credit risk	46.00%	46.00%
Europe [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 72,821	$ 77,145
Maximum exposure to credit risk	8.00%	9.00%
Europe [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 51,393	$ 52,669
Maximum exposure to credit risk	8.00%	8.00%
Europe [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 21,428	$ 24,476
Maximum exposure to credit risk	15.00%	20.00%
Other International [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 64,617	$ 66,430
Maximum exposure to credit risk	5.00%	5.00%
Other International [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 50,147	$ 48,991
Maximum exposure to credit risk	4.00%	4.00%
Other International [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 14,470	$ 17,439
Maximum exposure to credit risk	10.00%	11.00%
Other International [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 25,914	$ 23,342
Maximum exposure to credit risk	3.00%	3.00%
Other International [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 23,183	$ 20,857
Maximum exposure to credit risk	3.00%	3.00%
Other International [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 2,731	$ 2,485
Maximum exposure to credit risk	2.00%	2.00%